Reporting And Accounting Policies Advertising Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Marketing and Advertising Expense [Abstract]
Advertising Expense	$ 748.3	$ 681.8	$ 619.3